VIRTUS Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—95.4%
Argentina—2.9%
MSU Energy S.A. 144A 6.875%, 2/1/25(1)	$ 92	$ 70
YPF S.A.
144A 8.500%, 7/28/25(1)	16	14
RegS 8.500%, 7/28/25(2)	19	17
RegS 6.950%, 7/21/27(2)	152	119
		220

Brazil—7.5%
Banco do Brasil S.A.
144A 6.250%(1)(3)	40	38
144A 9.000%(1)(3)	19	19
Braskem Netherlands Finance B.V.
144A 7.250%, 2/13/33(1)	56	55
144A 5.875%, 1/31/50(1)	13	10
BRF S.A. 144A 4.875%, 1/24/30(1)	32	24
Guara Norte S.a.r.l. 144A 5.198%, 6/15/34(1)	10	8
Iochpe-Maxion Austria GmbH 144A 5.000%, 5/7/28(1)	37	30
JBS USA LUX S.A. 144A 4.375%, 2/2/52(1)	62	44
Klabin Austria GmbH 144A 7.000%, 4/3/49(1)	23	22
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(1)	47	38
Minerva Luxembourg S.A. 144A 4.375%, 3/18/31(1)	44	34
MV24 Capital B.V. 144A 6.748%, 6/1/34(1)	4	4
Natura & Co. Luxembourg Holdings S.a.r.l. 144A 6.000%, 4/19/29(1)	37	31
Petrobras Global Finance B.V. 6.900%, 3/19/49	35	31
Rumo Luxembourg S.a.r.l. 144A 4.200%, 1/18/32(1)	58	46
Simpar Europe S.A. 144A 5.200%, 1/26/31(1)	45	31
Suzano Austria GmbH 3.750%, 1/15/31	38	32
Usiminas International S.a.r.l. 144A 5.875%, 7/18/26(1)	76	71
		568

Chile—2.2%
ATP Tower Holdings LLC 144A 4.050%, 4/27/26(1)	52	45
Banco de Chile RegS 2.990%, 12/9/31(2)	61	51
Celulosa Arauco y Constitucion S.A. 144A 5.500%, 4/30/49(1)	68	58
Cencosud S.A. 144A 4.375%, 7/17/27(1)	14	13
		167

China—5.8%
Bank of China Ltd. RegS 5.000%, 11/13/24(2)	46	46
	Par Value	Value

China—continued
ENN Clean Energy International Investment Ltd. 144A 3.375%, 5/12/26(1)	$ 131	$ 118
Golden Eagle Retail Group Ltd. RegS 4.625%, 5/21/23(2)	44	43
Tencent Holdings Ltd.
144A 2.390%, 6/3/30(1)	14	11
144A 3.240%, 6/3/50(1)	14	9
RegS 3.975%, 4/11/29(2)	25	23
Wanda Properties International Co., Ltd. RegS 7.250%, 1/29/24(2)	200	188
		438

Colombia—4.8%
AI Candelaria Spain S.A.
144A 7.500%, 12/15/28(1)	29	26
144A 5.750%, 6/15/33(1)	66	47
Ecopetrol S.A.
5.375%, 6/26/26	29	27
7.375%, 9/18/43	73	59
Geopark Ltd. 144A 5.500%, 1/17/27(1)	61	51
Gran Tierra Energy International Holdings Ltd. 144A 6.250%, 2/15/25(1)	65	56
Millicom International Cellular S.A. 144A 5.125%, 1/15/28(1)	54	48
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(1)	61	48
		362

Ghana—1.2%
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(2)	40	35
Tullow Oil plc
144A 7.000%, 3/1/25(1)	45	29
144A 10.250%, 5/15/26(1)	39	31
		95

Guatemala—1.3%
CT Trust 144A 5.125%, 2/3/32(1)	57	45
Investment Energy Resources Ltd. 144A 6.250%, 4/26/29(1)	58	52
		97

Hong Kong—4.3%
CK Hutchison International 17 II Ltd. RegS 3.250%, 9/29/27(2)	50	46
Standard Chartered plc 144A 6.301%, 1/9/29(1)	80	82
Towngas Finance Ltd. RegS 4.750% (2)(3)	200	197
		325

India—6.3%
Adani Electricity Mumbai Ltd. 144A 3.949%, 2/12/30(1)	100	72
Adani Transmission Ltd. 144A 4.000%, 8/3/26(1)	23	19
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

India—continued
Bharti Airtel Ltd.
144A 3.250%, 6/3/31(1)	$ 33	$ 28
RegS 4.375%, 6/10/25(2)	15	14
Greenko Dutch B.V. 144A 3.850%, 3/29/26(1)	61	54
JSW Hydro Energy Ltd. RegS 4.125%, 5/18/31(2)	61	50
Network i2i Ltd. 144A 5.650% (1)(3)	170	161
Reliance Industries Ltd. RegS 3.625%, 1/12/52(2)	43	30
Vedanta Resources Finance II plc
144A 13.875%, 1/21/24(1)	46	38
144A 8.950%, 3/11/25(1)	21	14
		480

Indonesia—5.8%
Freeport Indonesia PT
144A 4.763%, 4/14/27(1)	68	65
RegS 5.315%, 4/14/32(2)	30	28
Indika Energy Capital IV Pte Ltd.
144A 8.250%, 10/22/25(1)	6	6
RegS 8.250%, 10/22/25(2)	136	133
Indonesia Asahan Aluminium Persero PT 144A 5.450%, 5/15/30(1)	60	59
Minejesa Capital B.V. 144A 4.625%, 8/10/30(1)	165	147
Star Energy Geothermal Darajat II 144A 4.850%, 10/14/38(1)	5	4
		442

Israel—4.5%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	94	78
Leviathan Bond Ltd. RegS, 144A 6.750%, 6/30/30(1)(2)	134	125
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	164	142
		345

Jamaica—0.5%
Digicel International Finance Ltd.
144A 8.750%, 5/25/24(1)	16	14
144A 8.000%, 12/31/26(1)	34	15
Digicel Ltd. RegS 6.750%, 3/1/23(2)	15	6
		35

Kazakhstan—2.0%
KazMunayGas National Co. JSC RegS 3.500%, 4/14/33(2)	200	150
Macau—5.3%
Melco Resorts Finance Ltd.
144A 5.750%, 7/21/28(1)	32	27
RegS 5.625%, 7/17/27(2)	37	33
RegS 5.750%, 7/21/28(2)	50	43
RegS 5.375%, 12/4/29(2)	30	25
	Par Value	Value

Macau—continued
MGM China Holdings Ltd. RegS 5.875%, 5/15/26(2)	$ 53	$ 49
Studio City Co., Ltd. 144A 7.000%, 2/15/27(1)	54	51
Studio City Finance Ltd.
144A 6.000%, 7/15/25(1)	79	71
144A 5.000%, 1/15/29(1)	138	106
		405

Malaysia—2.8%
Gohl Capital Ltd. RegS 4.250%, 1/24/27(2)	200	178
Resorts World Las Vegas LLC RegS 4.625%, 4/6/31(2)	50	37
		215

Mexico—7.5%
Banco Mercantil del Norte S.A.
144A 6.750%(1)(3)	53	51
144A 7.500%(1)(3)	43	40
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	19	17
Braskem Idesa SAPI 144A 6.990%, 2/20/32(1)	62	43
Cemex SAB de C.V.
144A 5.125%(1)(3)	57	51
144A 3.875%, 7/11/31(1)	54	43
Cometa Energia S.A. de C.V. 144A 6.375%, 4/24/35(1)	48	46
FEL Energy VI S.a.r.l. 144A 5.750%, 12/1/40(1)	54	45
Mexico Generadora de Energia S de rl 144A 5.500%, 12/6/32(1)	22	22
Petroleos Mexicanos
6.625%, 6/15/35	33	24
7.690%, 1/23/50	48	34
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(2)	57	48
Sitios Latinoamerica SAB de C.V. 144A 5.375%, 4/4/32(1)	33	29
Sixsigma Networks Mexico S.A. de C.V. 144A 7.500%, 5/2/25(1)	47	43
Southern Copper Corp. 6.750%, 4/16/40	34	37
		573

Morocco—0.5%
OCP S.A. 144A 3.750%, 6/23/31(1)	46	37
Nigeria—2.1%
Access Bank plc 144A 6.125%, 9/21/26(1)	28	23
Africa Finance Corp. 144A 2.875%, 4/28/28(1)	63	52
IHS Holding Ltd. 144A 6.250%, 11/29/28(1)	41	34

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Nigeria—continued
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(1)	$ 53	$ 47
		156

Oman —0.4%
Oryx Funding Ltd. 144A 5.800%, 2/3/31(1)	28	27
Peru—3.0%
Banco de Credito del Peru S.A. 144A 3.125%, 7/1/30(1)	28	25
Inkia Energy Ltd. 144A 5.875%, 11/9/27(1)	112	103
Kallpa Generacion S.A.
144A 4.875%, 5/24/26(1)	22	21
144A 4.125%, 8/16/27(1)	53	48
Nexa Resources S.A. 144A 6.500%, 1/18/28(1)	30	29
		226

Saudi Arabia—2.9%
Acwa Power Management And Investments One Ltd. 144A 5.950%, 12/15/39(1)	103	95
Saudi Arabian Oil Co.
144A 3.500%, 4/16/29(1)	40	36
144A 4.375%, 4/16/49(1)	65	55
144A 3.250%, 11/24/50(1)	46	31
		217

Singapore—2.6%
BOC Aviation Ltd. (3 month LIBOR + 1.300%) RegS 6.215%, 5/21/25(2)(4)	200	199
South Africa—4.8%
Anglo American Capital plc
144A 2.625%, 9/10/30(1)	17	14
RegS 2.625%, 9/10/30(2)	8	6
AngloGold Ashanti Holdings plc 3.750%, 10/1/30	50	43
Eskom Holdings SOC Ltd.
144A 6.750%, 8/6/23(1)	64	63
144A 7.125%, 2/11/25(1)	45	44
Prosus N.V.
144A 3.680%, 1/21/30(1)	33	27
144A 3.832%, 2/8/51(1)	19	11
RegS 3.680%, 1/21/30(2)	37	31
RegS 3.061%, 7/13/31(2)	72	55
Sasol Financing USA LLC 4.375%, 9/18/26	80	72
		366

South Korea—2.5%
LG Chem Ltd.
RegS 1.375%, 7/7/26(2)	50	43
RegS 2.375%, 7/7/31(2)	40	32
Shinhan Bank Co., Ltd. RegS 3.875%, 3/24/26(2)	60	56
	Par Value	Value

South Korea—continued
Woori Bank RegS 4.750%, 4/30/24(2)	$ 60	$ 59
		190

Taiwan—0.8%
TSMC Arizona Corp.
3.875%, 4/22/27	14	13
4.125%, 4/22/29	23	22
TSMC Global Ltd. RegS 1.375%, 9/28/30(2)	35	27
		62

Tanzania—1.5%
HTA Group Ltd. 144A 7.000%, 12/18/25(1)	120	113
Thailand—1.5%
Bangkok Bank PCL 144A 3.733%, 9/25/34(1)	50	42
PTT Treasury Center Co., Ltd. 144A 4.500%, 10/25/42(1)	52	42
Thaioil Treasury Center Co., Ltd. RegS 4.875%, 1/23/43(2)	40	32
		116

Turkey—1.8%
Akbank TAS
144A 5.125%, 3/31/25(1)	15	14
144A 6.797%, 4/27/28(1)	16	15
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(1)	62	51
Turkiye Garanti Bankasi AS 144A 7.177%, 5/24/27(1)	60	54
		134

Ukraine—1.6%
Metinvest B.V.
144A 7.750%, 4/23/23(1)	60	54
144A 7.750%, 10/17/29(1)	75	37
VF Ukraine PAT via VFU Funding plc 144A 6.200%, 2/11/25(1)(5)	55	31
		122

United Arab Emirates—2.5%
DP World plc 144A 4.700%, 9/30/49(1)	149	127
Galaxy Pipeline Assets Bidco Ltd. 144A 1.750%, 9/30/27(1)	68	63
		190

Vietnam—1.2%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(1)	111	94

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Zambia—1.0%
First Quantum Minerals Ltd. 144A 7.500%, 4/1/25(1)	$ 80	$ 78
Total Corporate Bonds and Notes (Identified Cost $7,930)		7,244

Total Long-Term Investments—95.4% (Identified Cost $7,930)		7,244

	Shares
Short-Term Investment—3.3%
Money Market Mutual Fund—3.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.473%)(6)	248,567	249
Total Short-Term Investment (Identified Cost $249)		249

TOTAL INVESTMENTS—98.7% (Identified Cost $8,179)		$7,493
Other assets and liabilities, net—1.3%		97
NET ASSETS—100.0%		$7,590

Abbreviations:
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, these securities amounted to a value of $4,579 or 60.3% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	No contractual maturity date.
(4)	Variable rate security. Rate disclosed is as of February 28, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
Mexico	8%
Brazil	8
India	6
Indonesia	6
China	6
Macau	5
South Africa	5
Other	56
Total	100%
† % of total investments as of February 28, 2023.

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of February 28, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$7,244	$—	$7,244
Money Market Mutual Fund	249	249	—
Total Investments	$7,493	$249	$7,244
There were no securities valued using significant unobservable inputs (Level 3) at February 28, 2023.
There were no transfers into or out of Level 3 related to securities held at February 28, 2023.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The  Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral  collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.